SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Operating Leases - Lessee
Remaining nine months ending June 30, 2025	$ 66,946
2025		$ 89,003
2026	90,588	90,588
2027	92,220	92,220
Thereafter	31,113	31,113
Total operating lease payments	280,867	302,924
Present value adjustment	(26,887)	(31,272)
Total operating lease liabilities	$ 253,980	$ 271,652